SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2013	Jan. 21, 2013	Jun. 23, 2010	May 31, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding					23,153,985	23,049,639
Weighted-average grant date fair value					$ 1.33	$ 1.73
Total intrinsic value of options exercised					$ 37	$ 17	$ 174
Non-vested share-based compensation arrangements, unrecognized compensation costs					$ 616
Unrecognized compensation cost, weighted-average recognition period					4 years
Issuance of common stock, shares, warrants		898,203
Repurchase of warrants previously issued by the company, number								838,203
Warrants issued upon the acquisition of CyberSeal		$ 1,500
Repurchase of warrants previously issued by the Company, amount								$ 375
Warrants, exercise price		$ 4.16
Warrants exercised							60,000
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term			10 years
Number of additional shares authorized	500,000
Number of shares available for grant					154,252
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized				1,000,000